Summary of Significant Accounting Policies - Narrative - Segment Disclosure (Detail) - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Number of reportable segments	1	1